LEASES	9 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

12. LEASES

The Group recognized lease assets and lease liabilities related to substantially all of the Group’s lease arrangements in the consolidated financial statements. The Group has operating leases primarily for office and operations space. The Group’s operating lease arrangements have remaining terms of one year to ten years.

The Group’s finance lease represented the lease of the used car retail superstore (the “Superstore”) in Hefei. A subsidiary of the Company, Uxin Hefei entered into a lease and purchase agreement with HCI to lease the Superstore in Hefei with a 10-year lease term with an annual lease payment of RMB147.1 million from September 2023 to September 2032, and further obtained an option to purchase the Superstore at the cost of RMB716.9 million at the end of lease term. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial. On the lease commencement date, the property, plant and equipment for the Superstore amounted RMB1,563.5 million with the estimated useful lives of 50 years, being the present value of the lease payments and the exercise price of the purchase obligation using the implicit rate of return in the finance lease arrangement. The Group commenced the lease of the Superstore in September 2023. As the lease contains an option to purchase the underlying asset which is reasonably certain to be exercised by the Company, it was classified as a finance lease.

In October 2023, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year rental of RMB147.1 million into an investment for the subscription of 12.02% equity interests in Uxin Hefei (Note 16).

In January 2024 and September 2024, the total lease payments were modified respectively, and the lease liability was remeasured based on the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification. Right-of-us assets and lease liabilities are adjusted down by RMB216.1 million and adjusted up by RMB28.2 million upon the modifications in January 2024 and September 2024, respectively.

In April 2025, Uxin Hefei and HCI mutually agreed that HCI will convert its second-year rental of RMB127.7 million into an investment for the subscription of 8.40% equity interests in Uxin Hefei. According to this agreement signed with HCI, the subsequent settlement of the second-year rental did not constitute any breach or default of the contract as of December 31, 2024.

Supplemental Consolidated Balance Sheets information related to leases were as follows:

	March 31, 2024	December 31, 2024
	RMB	RMB

Operating leases

Right-of-use assets	168,418	194,388
Operating lease liabilities - current	12,310	14,563
Operating lease liabilities - non-current	154,846	180,920
Total operating lease liabilities	167,156	195,483

Finance leases

Right-of-use assets	1,339,537	1,346,728
Finance lease liabilities - current	51,160	183,852
Finance lease liabilities - non-current	1,191,246	1,141,118
Total finance lease liabilities	1,242,406	1,324,970

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

12. LEASES (CONTINUED)

The components of lease expense are as follows within the Consolidated Statements of Comprehensive Loss:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Operating lease expense:
Operating lease expense	17,490	20,115	19,058
Short-term lease expense	5,905	5,452	1,909
Total operating lease expenses	23,395	25,567	20,967
Finance lease expense:
Amortization expense	-	14,290	21,029
Interest expense	-	41,184	60,662
Total finance lease expenses	-	55,474	81,691
Total lease expenses	23,395	81,041	102,658

Other information related to leases where the Group is the lessee was as follows:

	March 31, 2024	December 31, 2024

Weighted average remaining lease term
Operating leases	8.75	8.00
Finance leases	9.50	8.75
Weighted average incremental borrowing rate
Operating leases	4.30%	4.30%
Finance leases	6.60%	6.58%

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

12. LEASES (CONTINUED)

Supplemental cash flow information related to leases were as follows:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Operating cash outflows from operating leases	10,231	18,011	16,701
Right-of-use assets obtained in exchange for operating lease liabilities	84,947	97,731	39,301
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	-	1,353,827	28,220

Maturities of lease liabilities are as follows:

	December 31, 2024
	Finance lease	Operating lease
	RMB	RMB

Matured as of December 31, 2024	127,746	-
Fiscal year ended December 31, 2025	132,474	22,781
Fiscal year ended December 31, 2026	132,474	24,052
Fiscal year ended December 31, 2027	132,474	27,776
Fiscal year ended December 31, 2028	132,474	29,469
Fiscal year ended December 31, 2029	132,474	31,327
Thereafter	1,054,859	99,529
Total lease payments	1,844,975	234,934
Less: imputed interest	(520,005)	(39,451)
Total lease liabilities	1,324,970	195,483
Less: current portion	(183,852)	(14,563)
Non-current portion of lease liabilities	1,141,118	180,920

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)